Revenue - Schedule of disaggregation revenue by geographical area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 69,823	$ 66,053
Canada [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	269	354
United States [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	68,099	65,455
Europe
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 1,455	$ 244